Business acquisition (Tables)	12 Months Ended
Dec. 31, 2019
2019 Travel Agencies [Member]
Business Acquisition [Line Items]
Summary of the fair values of the assets acquired and liabilities assumed

The business acquisition was accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB18.9 million)	37,712
Including:
Customer Relationship	16,889	5.75-11.2 years
Technology	9,230	5.5 years
Goodwill	72,598
Deferred tax liability	(6,530)
Noncontrolling interests	(43,799)
Total consideration	59,981

2018 Travel Agencies [Member]
Business Acquisition [Line Items]
Summary of the fair values of the assets acquired and liabilities assumed

The business acquisition was accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB6.4 million)	13,430
Including:
Technology	4,300	9.4 years
Goodwill	11,770
Deferred tax liability	(1,075)
Noncontrolling interests	(3,891)
Total consideration	20,234

2016 Travel Agencies [Member]
Business Acquisition [Line Items]
Summary of the fair values of the assets acquired and liabilities assumed

The business acquisition was accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB8.3 million)	19,047
Including:
Trade names	2,464	9.5years
Non-compete agreement	3,676	6 years
Goodwill	10,565
Deferred tax liability	(1,535)
Total consideration	28,077

2015 Travel Agencies [Member]
Business Acquisition [Line Items]
Summary of the fair values of the assets acquired and liabilities assumed

The business acquisitions were accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including the cash acquired of 24 million)	22,501
Including:
Travel licenses	25,100	20 years
Customer relationship	13,458	14.25-14.5 years
Trade names	39,170	7-14 years
Software	3,013	5 years
Non-compete agreement	1,683	3.5-5.25 years
Goodwill	133,324
Deferred tax liability	(20,606)
Noncontrolling interests	(19,721)
Total considerations	115,498